Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

Note 17 — Related Party Transactions

Shareholder Loan Advances

During 2024 and 2025, the Company advanced funds to its majority shareholder, David Wilcox (“DW”), pursuant to a series of unsecured promissory notes (the “DW Notes”). In addition, on November 26, 2025, the Company advanced approximately $1.9 million to EMT Asia Co., Ltd. (“EMT Asia”) pursuant to an unsecured promissory note (the “Direct Note”). During the three months ended June 30, 2026, the Company advanced an additional approximately $0.9 million to EMT Asia pursuant to additional unsecured promissory notes. EMT Asia is wholly owned and controlled by DW. Collectively, the DW Notes and the Direct Note are referred to herein as the “Shareholder Loan Advances.”

The proceeds from the Shareholder Loan Advances were utilized primarily to fund general and administrative expenditures incurred on behalf of the Company, including costs associated with the acquisition, integration, development, capitalization, structuring, and ongoing support of the Company’s operating entities and strategic initiatives. Such expenditures included transaction-related costs, professional fees, operational support activities, business development expenditures, organizational expenses, and other expenditures incurred in furtherance of the Company’s business activities and strategic objectives.

As of December 31, 2025, the aggregate outstanding balance under the Shareholder Loan Advances was approximately $8.3 million, consisting of approximately $6.4 million advanced directly to DW and approximately $1.9 million advanced to EMT Asia. During the six months ended June 30, 2026, the Company advanced an additional approximately $1.4 million under the Shareholder Loan Advances, including approximately $0.9 million advanced to EMT Asia during June 2026. Because the Shareholder Loan Advances were made to the majority shareholder for a business purpose, but without substantial evidence of ability and intent of the counterparty to pay the notes within the stated maturity, the Company accounted for these notes as contra-equity adjustment to additional paid-in capital, pursuant to ASC 505 — Equity.

As discussed in Note 20 — Restatement of Prior Period Financial Statements, the Shareholder Loan Advances are reflected as a reduction of additional paid-in capital within stockholders’ equity in the accompanying Condensed consolidated balance sheets. Further, pursuant to SAB Topic 5.T, expenditures incurred by EMT Asia or funded through the Shareholder Loan Advances for the benefit of the Company were recognized as selling, general and administrative expenses within the Company’s unaudited condensed consolidated statements of operations when incurred. Such expenditures are accounted for as deemed capital contributions from the majority shareholder because the expenditures were incurred for the operational and strategic benefit of the Company. Accordingly, additional paid-in capital is reduced as funds are advanced and subsequently increased as qualifying expenditures are recognized in the Company’s financial statements.

During the three and six months ended June 30, 2026, the Company recognized approximately $1.3 million and $2.8 million of selling, general and administrative expenses associated with expenditures funded through the Shareholder Loan Advances and incurred for the benefit of the Company pursuant to SAB Topic 5.T, respectively. In addition, during the three and six months ended June 30, 2026, the Company advanced an additional approximately $0.9 million and $1.4 million under the same arrangement, respectively. Such advances are presented within financing activities in the accompanying unaudited condensed consolidated statements of cash flows.

Other Related Party Transactions

Additional related parties include officers and key management of the Company and its subsidiaries, immediate family members of such officers and key management, The Zeus Trust, The NYX Trust, Good Earth 1000, LLC, EMT Asia Co., Ltd., ADE Metals Inc., JNS Industry Inc., Beacon Advisory Co. Ltd, N&P Co. Ltd., and Hi-Q MAG Co. Ltd.

Transactions included in financial statements with related party companies in the normal course of business include $0.6 million for purchases of raw materials, with $0.4 million recorded in non-trade accounts receivable — related parties.

During the three months ended June 30, 2026, NS World, a subsidiary of the Company, entered into two loan agreements with the sons of NS World’s chief executive officer. On May 27, 2026, NS World advanced KRW 300 million to Hee-chang Kim, and on June 11, 2026, NS World advanced KRW 100 million to Hee-young Kim totalling KRW 400 million (approximately $0.3 million). The loans bear interest at 6.0% per annum and are repayable in lump sums at their respective contractual maturity dates of May 26, 2027 and June 10, 2027.

Further, related party transactions between the Company, its officers, immediate family members of such officers, employees, and significant shareholders comprise various loan arrangements for the ongoing activities and financing of the Company’s operations. Amounts due from or to its officers, employees, and significant shareholders included $1.7 million recorded in Short term debt — related parties. $0.2 million and $0.9 million of proceeds were received from new loans during the three and six months ended June 30, 2026, respectively.

Last, the Company provides a guarantee for borrowing to entities under common control and related parties (individuals) of its subsidiaries. As of June 30, 2026, the Company provided collateral to support joint and several borrowings in the amount of $0.4 million for N&P Co. Ltd. and $0.2 million for one of its subsidiary executives. Additionally, the Company received a guarantee of $0.7 million from the same subsidiary executive for borrowings.